File No. 333-122486


                   As filed with the SEC on February 23, 2005
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. _2_
                         Post-Effective Amendment No. __
                        (Check appropriate box or boxes)

                    FEDERATED MUNICIPAL SECURITIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                            George F. Magera, Esquire
                                 Reed Smith LLP
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

                                   Copies to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky LLP
                                2101 L Street, NW
                            Washington, DC 20037-1526
                                 (202) 828-2218

                            Charles M. Weber, Esquire
                               Quarles & Brady LLP
                            411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. This public offering of shares of Registrant's Series is on-going. The title of securities being registered is shares of beneficial interest.

It is proposed that this filing will become effective on March 25, 2005 pursuant to Rule 488.

     No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended








                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 10, 2005


                          Acquisition of the Assets of

                           NORTH TRACK TAX-EXEMPT FUND
                 a mutual fund series of North Track Funds, Inc.

                            250 East Wisconsin Avenue
                                   Suite 2000
                           Milwaukee, Wisconsin 53202
                          Telephone No: 1-800-826-4600

                    By and in exchange for Class A Shares of

                    FEDERATED MUNICIPAL SECURITIES FUND, INC.

                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7000
                          Telephone No: 1-800-341-7400


     This Statement of Additional Information, dated March 10, 2005, is not a prospectus. A Proxy Statement and Prospectus, dated March 10, 2005, related to the above-referenced matter may be obtained from Federated Municipal Securities Fund, Inc. at 5800 Corporate Drive, Pittsburgh, PA 15237-7000. This Statement of Additional Information should be read in conjunction with such Proxy Statement and Prospectus.


                                TABLE OF CONTENTS

1. Statement of Additional Information of Federated Municipal Securities Fund, Inc., dated May 31, 2004.

2. Statement of Additional Information of North Track Tax-Exempt Fund, a mutual fund series of North Track Funds, Inc., dated March 1, 2005.

3. Financial Statements of Federated Municipal Securities Fund, Inc., dated March 31, 2004.

4. Financial Statements of North Track Tax-Exempt Fund, a mutual fund series of North Track Funds, Inc., dated October 31, 2004.

5. Unaudited Financial Statements of Federated Municipal Securities Fund, Inc., dated September 30, 2004.


Pursuant to Item 14(a) of Form N-14, the pro forma financial statements required by Rule 11-01 of Regulation S-K have not been prepared to reflect the proposed acquisition of the assets of North Track Tax-Exempt Fund by Federated Municipal Securities Fund, Inc. because the net assets of North Track Tax-Exempt Fund do not exceed ten percent of the Federated Municipal Securities Fund, Inc.'s net assets as of January 21, 2005.

                      INFORMATION INCORPORATED BY REFERENCE



1. Statement of Additional Information of Federated Municipal Securities Fund, Inc., dated May 31, 2004.

     The Statement of Additional Information of Federated Municipal Securities Fund, Inc., is incorporated by reference to Post-Effective Amendment No. 59 on Form N-1A, which was filed with the Securities and Exchange Commission on or about June 1, 2004.

2. Statement of Additional Information of North Track Tax Exempt Fund, a mutual fund series of North Track Funds, Inc., dated March 1, 2005.

     The Statement of Additional Information of North Track Tax Exempt Fund, a mutual fund series of North Track Funds, Inc., is incorporated by reference to Post-Effective Amendment No. 74 on Form N-1A, which was filed with the Securities and Exchange Commission on or about February ___, 2005.

3. Financial Statements of Federated Municipal Securities Fund, Inc., dated March 31, 2004.


     The audited financial statements of Federated Municipal Securities Fund, Inc., dated March 31, 2004, including the Ernst & Young LLP Independent
Auditors' Report dated May 10, 2004 related thereto, are incorporated by reference to the Annual Report to Shareholders of Federated Municipal Securities Fund, Inc., that was filed with the Securities and Exchange Commission on Form N-CSR on or about May 28, 2004.

4. Financial Statements of North Track Tax Exempt Fund, a mutual fund series of North Track Funds, Inc., dated October 31, 2004.

     The  audited  financial  statements  of North  Track Tax Exempt  Fund dated
October 31, 2004, including the Deloitte & Touche LLP Independent Registered Public Accounting Firm's Report dated December 20, 2004 related thereto, are incorporated by reference to the Annual Report to Shareholders of North Track Tax Exempt Fund, a mutual fund series of North Track Funds, Inc., that was filed with the Securities and Exchange Commission on Form N-CSR on or about January 5, 2005.

5. Unaudited Financial Statements of Federated Municipal Securities Fund, Inc., dated September 30, 2004.

     The unaudited financial statements of Federated Municipal Securities Fund, Inc., dated September 30, 2004, are incorporated by reference to the Semi-Annual Report to Shareholders of the Federated Municipal Securities Fund, Inc., that was filed with the Securities and Exchange Commission on Form N-CSR on or about November 29, 2004.














                                  NORTH TRACK FUNDS, INC.

                                North Track Tax-Exempt Fund


Investment Adviser
B. C. ZIEGLER AND COMPANY
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin

Distributor
B. C. ZIEGLER AND COMPANY
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin

Administrator
B. C. ZIEGLER AND COMPANY
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin

















PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Directors and officers of the Registrant pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits.

1 Conformed copy of Articles of Restatement of the Registrant (including Amendment Nos. 4-13);(20)
2     Copy of By-Laws of the Registrant (including Amendment Nos. 11-13);(20)
2.1   Copy of Amendment No. 14 to the By-Laws of the Registrant;(22)
2.2   Copy of Amendment No. 15 to the By-Laws of the Registrant;(23)
3     Not Applicable
4 Agreement and Plan of Reorganization is included as Exhibit A to the Prospectus/Proxy Statement of the Registration Statement;(24)


5 Copies of Specimen Certificates for Shares of Capital Stock of the Registrant's Class A Shares, Class B Shares and Class C Shares;(16)
6     Conformed copy of Investment Advisory Contract of the Registrant;(9)
6.1 Conformed copy of Amendment to the Investment Advisory Contract of the Registrant;(21)
7     Conformed copy of Distributor's Contract of the Registrant;(12)
7.1 Conformed copy of Exhibit A to the Distributor's Contract of the Registrant;(20)
7.2 Conformed copy of Exhibit B to the Distributor's Contract of the Registrant;(20)
7.3   Conformed copy of Distributor's Contract (Class B Shares) including
      Exhibit 1 and Schedules A and B;(17)
7.4 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995 (File Numbers
      33-38550 and 811-6269).
7.5   Conformed copy of Amendment to Distributor's Contract of the
      Registrant;(21)
7.6   Conformed copy of Amendment to Distributor's Contract of the
      Registrant;(23)
8     Not Applicable;
9     Conformed copy of the Custodian Contract of the Registrant;(13)
9.1   Conformed copy of Custodian Fee Schedule; (17)
9.2   Conformed copy of Amendment to Custodian Contract of the Registrant;
      (21)
10    Conformed copy of the 12b-1 Distribution Plan of the Registrant;(12)
10.1 Conformed copy of Exhibit A to the 12b-1 Distribution Plan of the Registrant;(20)
10.2 The responses described in Item 23(e)(v) of Form N-1A are hereby incorporated by reference.
10.3 Conformed copy of Exhibit 1 and Schedule A to the 12b-1 Distribution Plan (Class B Shares) of the Registrant;(17)
10.4  Conformed copy of the 12b-1 Distribution Plan of the Registrant;(23)
11    Form of Opinion and Consent of Counsel regarding the legality of shares being issued; (24)
12 Opinion regarding tax consequences of Reorganization (to be filed by Amendment);
13 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custodian Services Procurement;(15)
13.1 The responses described in Item 23(e)(v) of Form N-1A are hereby incorporated by reference.
13.2  The Registrant  hereby incorporates the conformed copy of Amendment
      No. 2 to the Amended & Restated Agreement for Fund Accounting
      Services, Administrative Services, Transfer Agency Services and
      Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387).
13.3  The Registrant  hereby incorporates the conformed copy of Amendment
      No. 3 to the Amended & Restated Agreement for Fund Accounting
      Services, Administrative Services, Transfer Agency Services and
      Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387).
13.4 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002 (File Nos. 33-48847 and 811-07021).
13.5 Conformed Copy of Principal Shareholder Services Agreement (Class B Shares) including Exhibit 1 and Schedules A and B; (17)
13.6 Conformed Copy of Shareholder Services Agreement (Class B Shares) including Exhibit 1 and Schedule A; (17)
13.7 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services from Item 23 (h)(vi) of the Federated Index Trust Registration Statement on Form N-1A, filed with the Commission on December 30, 2003. (File Nos. 33-33852 and 811-6061).
13.8 The Registrant hereby incorporates by reference the conformed copy of the Financial Administration and Accounting Services Agreement from
      Item 23(h)(v) of the Federated Limited Duration Government Fund, Inc. Registration Statement on Form N-1A, filed with the Commission on
      April 28, 2004 (File Nos. 33-41004 and 811-6307).
14    Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (2)
14.1 Conformed copy of consent of Independent Registered Public Accounting Firm, Ernst & Young LLP (Federated Municipal Securities Fund, Inc.);
      (25)
14.2 Conformed copy of consent of Independent Registered Public Accounting Firm, Deloitte & Touche LLP (North Track Tax Exempt Fund); (25)
15    Not Applicable;
16    Conformed copy of Power of Attorney of the Registrant;(20)
17    Form of Proxy. (24)

*     Filed electronically
2 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form S-5 filed November 29, 1976. (File Nos.
      2-57181 and 811-2677).
9 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed July 17, 1990. (File Nos. 2-57181 and 811-2677).
12 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed May 25, 1994. (File Nos. 2-57181 and 811-2677).
13 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed May 25, 1995. (File Nos. 2-57181 and 811-2677).
15 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed May 28, 1996. (File Nos. 2-57181 and 811-2677).
16 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed May 29, 1997. (File Nos. 2-57181 and 811-2677).
17 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-1A filed May 29, 1998. (File Nos. 2-57181 and 811-2677).
20 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 56 on Form N-1A filed May 25, 2001. (File Nos. 2-57181 and 811-2677).
21 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed May 29, 2002. (File Nos. 2-57181 and 811-2677).
22 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 58 on Form N-1A filed May 28, 2003. (File Nos. 2-57181 and 811-2677).
23 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed June 1, 2004. (File Nos. 2-57181 and 811-2677).
24 Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on February 2, 2005. (File Nos. 333-122486).
25 Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-14 filed on February 3, 2005. (File Nos. 333-122486).

Item 17.  Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion. [Signatures Next Page]

                                   SIGNATURES


     As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on February 23, 2005.


                        FEDERATED MUNICIPAL SECURITIES FUND, INC.


                        By: /s/ George F. Magera
                        Name: George F. Magera
                        Title: Assistant Secretary
                        Attorney-In-Fact for John F. Donahue
                        February 23, 2005

                        [Signatures Continued Next Page]

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

           NAME                       TITLE                      DATE

   /s/ George F. Magera     Assistant Secretary and        February 23, 2005
George F. Magera            Attorney-In-Fact for the
                            Persons Listed Below
/s/ John F. Donahue         Chairman and Director
-------------------
John F. Donahue*

/s/ J. Christopher Donahue  President and Director
----------------------------
J. Christopher Donahue*     (Principal Executive
                            Officer)
/s/ Richard B. Fisher       Vice President
----------------------------
Richard B. Fisher*

/s/ Richard J. Thomas       Treasurer
------------------------
Richard J. Thomas*          (Principal Financial
                            Officer)
/s/ Thomas G. Bigley        Director
--------------------
Thomas G. Bigley*

/s/ John T. Conroy, Jr.     Director
-----------------------
John T. Conroy, Jr.*

/s/ Nicholas P.             Director
Constantakis
------------
Nicholas P. Constantakis*

/s/ John F. Cunningham      Director
----------------------
John F. Cunningham*

/s/ Lawrence D. Ellis, M.D. Director
---------------------------
Lawrence D. Ellis, M.D.*

/s/ Peter E. Madden         Director
-------------------
Peter E. Madden*

/s/ Charles F. Mansfield,   Director
Jr.
Charles F. Mansfield, Jr.*

/s/ John E. Murray, Jr.,    Director
J.D., S.J.D.
John E. Murray, Jr., J.D.,
S.J.D.*

/s/ Marjorie P. Smuts       Director
---------------------
Marjorie P. Smuts*

/s/ John S. Walsh           Director
-----------------
John S. Walsh*


* By Power of Attorney